Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	497
Document Period End Date		dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name		dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key		dei_EntityCentralIndexKey	0001005020
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	VOT
Document Creation Date		dei_DocumentCreationDate	Sep. 01, 2015
Document Effective Date		dei_DocumentEffectiveDate	Sep. 01, 2015
Prospectus Date		rr_ProspectusDate	Jan. 28, 2015
VIRTUS HIGH YIELD FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Virtus High Yield Fund
Supplement [Text Block]		vot_SupplementTextBlock

Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund,

Virtus High Yield Fund, Virtus Low Volatility Equity Fund,

Virtus Senior Floating Rate Fund and Virtus Wealth Masters Fund

each a series of Virtus Opportunities Trust

Supplement dated September 1, 2015 to the Summary Prospectuses dated January 28, 2015,

as supplemented, and the Virtus Opportunities Trust Statutory Prospectus,

dated January 28, 2015, as supplemented.

Important Notice to Investors

Virtus High Yield Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.41%	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.31%	2.06%	2.06%	1.06%
Less: Expense Reimbursement(b)	(0.16)%	(0.16)%	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.15%	1.90%	1.90%	0.90%

(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.15% for Class A Shares, 1.90% for Class B Shares, 1.90% for Class C Shares and 0.90% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$488	$743	$1,036	$1,867
Class B	Sold	$593	$814	$1,078	$2,171
	Held	$193	$614	$1,078	$2,171
Class C	Sold	$293	$614	$1,078	$2,363
	Held	$193	$614	$1,078	$2,363
Class I	Sold or Held	$92	$305	$553	$1,264

The first paragraph and the information in the first table in the section “More Information About Fund Expenses” on page 139 of the statutory prospectus are hereby revised with the following information for the above referenced funds:

Virtus Investment Advisers, Inc. (“VIA”) has contractually agreed to limit the total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, leverage expenses, extraordinary expenses and acquired fund fees and expenses, if any) of certain of the funds so that expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares	Through Date
Virtus Bond Fund	0.85%	1.60%	1.60%	0.60%	N/A	N/A	January 31, 2017
Virtus CA Tax Exempt Bond Fund	0.85%	N/A	N/A	0.60%	N/A	N/A	January 31, 2017
Virtus High Yield Fund	1.15%	1.90%	1.90%	0.90%	N/A	N/A	January 31, 2017
Virtus Low Volatility Equity Fund	1.55%	N/A	2.30%	1.30%	N/A	N/A	January 31, 2017
Virtus Senior Floating Rate Fund(1)	1.20%	N/A	1.95%	0.95%	N/A	N/A	January 31, 2017
Virtus Wealth Masters Fund(1)	1.45%	N/A	2.20%	1.20%	N/A	N/A	January 31, 2017

(1) Fund expenses currently below the capped level.

Investors should retain this supplement with the Prospectuses for future reference.

Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Expense Example [Heading]		rr_ExpenseExampleHeading	Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
VIRTUS HIGH YIELD FUND | Class A
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	PHCHX
Management Fees		rr_ManagementFeesOverAssets	0.65%
Distribution and Shareholder Servicing (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.31%
Less: Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	rr_NetExpensesOverAssets	1.15%
1 Year		rr_ExpenseExampleYear01	$ 488
3 Years		rr_ExpenseExampleYear03	743
5 Years		rr_ExpenseExampleYear05	1,036
10 Years		rr_ExpenseExampleYear10	1,867
1 Year		rr_ExpenseExampleNoRedemptionYear01	488
3 Years		rr_ExpenseExampleNoRedemptionYear03	743
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,036
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,867
VIRTUS HIGH YIELD FUND | Class B
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	PHCCX
Management Fees		rr_ManagementFeesOverAssets	0.65%
Distribution and Shareholder Servicing (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.06%
Less: Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	rr_NetExpensesOverAssets	1.90%
1 Year		rr_ExpenseExampleYear01	$ 593
3 Years		rr_ExpenseExampleYear03	814
5 Years		rr_ExpenseExampleYear05	1,078
10 Years		rr_ExpenseExampleYear10	2,171
1 Year		rr_ExpenseExampleNoRedemptionYear01	193
3 Years		rr_ExpenseExampleNoRedemptionYear03	614
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,078
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,171
VIRTUS HIGH YIELD FUND | Class C
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	PGHCX
Management Fees		rr_ManagementFeesOverAssets	0.65%
Distribution and Shareholder Servicing (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.06%
Less: Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	rr_NetExpensesOverAssets	1.90%
1 Year		rr_ExpenseExampleYear01	$ 293
3 Years		rr_ExpenseExampleYear03	614
5 Years		rr_ExpenseExampleYear05	1,078
10 Years		rr_ExpenseExampleYear10	2,363
1 Year		rr_ExpenseExampleNoRedemptionYear01	193
3 Years		rr_ExpenseExampleNoRedemptionYear03	614
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,078
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,363
VIRTUS HIGH YIELD FUND | Class I
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	PHCIX
Management Fees		rr_ManagementFeesOverAssets	0.65%
Distribution and Shareholder Servicing (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.06%
Less: Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	rr_NetExpensesOverAssets	0.90%
1 Year		rr_ExpenseExampleYear01	$ 92
3 Years		rr_ExpenseExampleYear03	305
5 Years		rr_ExpenseExampleYear05	553
10 Years		rr_ExpenseExampleYear10	1,264
1 Year		rr_ExpenseExampleNoRedemptionYear01	92
3 Years		rr_ExpenseExampleNoRedemptionYear03	305
5 Years		rr_ExpenseExampleNoRedemptionYear05	553
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,264

[1]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 1.15% for Class A Shares, 1.90% for Class B Shares, 1.90% for Class C Shares and 0.90% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.